Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 15: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

         Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

         Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

        Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.

         Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

         Due from related parties, long-term: The carrying amount of due from related parties, long-term reported in the balance sheet approximates its fair value.

        Other long-term debt, net of deferred finance costs: As a result of the adoption of ASU 2015-03, the book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

       Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

	December 31, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$43,561	$43,561	$44,009	$44,009
Restricted cash	$490	$490	$2,600	$2,600
Accounts receivable	$34,235	$34,235	$25,100	$25,100
Accounts payable	$15,355	$15,355	$12,621	$12,621
Ship mortgage notes and premium	$653,614	$527,005	$663,399	$511,331
Other long-term debt, net of deferred finance costs	$519,503	$529,138	$542,438	$535,519
Due from related parties, long-term	$42,878	$42,878	$58,016	$58,016

Fair Value Measurements

          The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, is as follows:

           Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

           Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

           Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2019 and December 31, 2018.

	Fair Value Measurements at December 31, 2019 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$43,561	$43,561	$—	$—
Restricted cash	$490	$490	$—	$—
Accounts receivable	$34,235	$34,235	$—	$—
Accounts payable	$15,355	$15,355	$—	$—
Ship mortgage notes and premium	$527,005	$527,005	$—	$—
Other long-term debt(1)	$529,138	$—	$529,138	$—
Due from related parties, long-term(2)	$42,878	$—	$42,878	$—

	Fair Value Measurements at December 31, 2018 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$44,009	$44,009	$—	$—
Restricted cash	$2,600	$2,600	$—	$—
Accounts receivable	$25,100	$25,100	$—	$—
Accounts payable	$12,621	$12,621	$—	$—
Ship mortgage notes and premium	$511,331	$511,331	$—	$—
Other long-term debt(1)	$535,519	$—	$535,519	$—
Due from related parties, long-term(2)	$58,016	$—	$58,016	$—

(1)

The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.